Note 5 - Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.     Property and Equipment

Property and equipment as shown on the accompanying Condensed Consolidated Balance Sheets is composed of the following as of June 30, 2015 and December 31, 2014:

	June 30, 2015	December 31, 2014
Laboratory equipment	$525,956	$510,106
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	28,685
Total property and equipment	670,246	654,396
Accumulated depreciation and amortization	(572,170)	(557,703)
Property and equipment, net	$98,076	$96,693

3.	Property and Equipment

Property and equipment as shown on the accompanying Consolidated Balance Sheets is composed of the following as of December 31, 2014 and 2013:

	2014	2013
Laboratory equipment	$510,106	$474,602
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	28,685
Total property and equipment	654,396	618,892
Accumulated depreciation and amortization	(557,703)	(498,665)
Property and equipment, net	$96,693	$120,227

Depreciation and amortization expense was $59,037, $68,862, and $73,720 during the years ended December 31, 2014, 2013 and 2012, respectively.